Consolidated Statements Of Profit Or Loss And Other Comprehensive Income - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Capital market solutions services income (including income generated from related parties of HK$128,419,020 and HK$105,448,459 and HK$9,020,655 for the years ended December 31, 2020, 2021 and 2022, respectively)	$ 581,932,693	$ 680,477,636	$ 607,263,125
Digital solutions and other services income (including income generated from related parties of nil, nil and HK$12,499,860 for the years ended December 31, 2020, 2021 and 2022, respectively)	183,572,996	0	0
Fashion and luxury media advertising and marketing services income	59,679,071	0	0
Dividend and gain related to disposed financial assets at fair value through profit or loss (including net disposal gain generated from related parties of HK$82,948,508 and HK$125,112,176 and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	223,342,854	173,823,384	171,026,667
Net fair value changes on financial assets at fair value through profit or loss (except derivative financial assets and gain related to disposed financial assets at fair value through profit or loss)	(161,406,875)	597,551,244	(31,054,945)
Net fair value changes on derivative financial assets	484,760,273	(54,008,047)	371,305,326
Total revenue	1,371,881,012	1,397,844,217	1,118,540,173
Other income	141,461,546	125,538,171	111,867,468
Other gain	153,487,985	0	0
Impairment losses under expected credit loss model on financial assets	(3,920,121)	0	(17,109,001)
Other operating expenses	(178,572,464)	(83,794,012)	(103,723,211)
Staff costs	(129,257,473)	(95,585,898)	(94,410,281)
Finance costs	(6,729,278)	(12,825,923)	(21,510,079)
Net fair value changes on derivative financial liability	13,347,266	0	7,765,148
PROFIT BEFORE TAX	1,361,698,473	1,331,176,555	1,001,420,217
Income tax credit/(expense)	(104,984,438)	(109,295,037)	137,540,767
PROFIT FOR THE YEAR	1,256,714,035	1,221,881,518	1,138,960,984
Attributable to:
- Ordinary shareholders	1,110,007,521	1,096,452,084	1,059,973,270
- Holders of perpetual securities	122,971,145	125,742,843	78,987,714
Non-controlling interests	23,735,369	(313,409)	0
PROFIT FOR THE YEAR	1,256,714,035	1,221,881,518	1,138,960,984
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
PROFIT FOR THE YEAR	1,256,714,035	1,221,881,518	1,138,960,984
Item that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	1,670,568	738,972	1,022,840
Cumulative exchange differences reclassified to profit or loss upon disposal of foreign operations	121,623
OTHER COMPREHENSIVE INCOME FOR THE YEAR	1,792,191	738,972	1,022,840
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,258,506,226	1,222,620,490	1,139,983,824
Attributable to:
—Ordinary shareholders	1,113,282,452	1,096,896,235	1,060,996,110
—Holders of perpetual securities	122,971,145	125,742,843	78,987,714
Non-controlling interests	22,252,629	(18,588)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	1,258,506,226	1,222,620,490	1,139,983,824
Class A Ordinary Shares [Member]
Attributable to:
- Ordinary shareholders	$ 513,186,052	$ 299,742,816	$ 249,206,548
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ 3.71	$ 4.81	$ 4.34
Diluted	$ 3.71	$ 4.81	$ 4.22
Class B Ordinary Shares [Member]
Attributable to:
- Ordinary shareholders	$ 596,821,469	$ 796,709,268	$ 810,766,722
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ 3.71	$ 4.81	$ 4.34
Diluted	$ 3.71	$ 4.81	$ 4.34